SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Each Reference to Particular Year in These Financial Statements Means Fiscal Year Ended on Date Shown

Fiscal Year	Fiscal Year-End Date	Number of Days
2017	December 31, 2017	366
2016	December 30, 2016	364
2015	January 1, 2016	364